Right-of-use assets (Details)	3 Months Ended
Jan. 31, 2022 USD ($)
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 27,009,760
Right-of-use assets, ending balance	$ 28,121,604
Lease term	5 years
Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 28,955,725
Additions & modifications	2,204,835
Right-of-use assets, ending balance	31,160,560
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1,945,965)
Depreciation	(1,301,852)
Disposals	208,861
Right-of-use assets, ending balance	(3,038,956)
Premises
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	26,927,777
Right-of-use assets, ending balance	27,988,237
Premises | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	28,821,956
Additions & modifications	2,144,896
Right-of-use assets, ending balance	30,966,852
Premises | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1,894,179)
Depreciation	(1,293,297)
Disposals	208,861
Right-of-use assets, ending balance	(2,978,615)
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	81,983
Right-of-use assets, ending balance	133,367
Equipment | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	133,769
Additions & modifications	59,939
Right-of-use assets, ending balance	193,708
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(51,786)
Depreciation	(8,555)
Disposals	0
Right-of-use assets, ending balance	$ (60,341)